Borrowings and other financial liabilities - Summary of detailed information about borrowings (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [Line Items]
Non-current borrowing	$ 14,624	$ 16,913
Current borrowings including overdrafts	552	717
Total borrowings	$ 15,176	17,630
Rio Tinto Finance (USA) Limited Bonds 9.0% 2019 [member]
Disclosure of detailed information about borrowings [Line Items]
Non-current borrowing		1,235
Total borrowings		$ 1,235
Borrowings, interest rate	9.00%	9.00%
Borrowing maturity	2019	2019
Rio Tinto Finance (USA) Limited Bonds 3.5% 2020 [member]
Disclosure of detailed information about borrowings [Line Items]
Non-current borrowing		$ 464
Total borrowings		$ 464
Borrowings, interest rate	3.50%	3.50%
Borrowing maturity	2020	2020
Rio Tinto Finance plc Euro Bonds 2.0% due 2020 [member]
Disclosure of detailed information about borrowings [Line Items]
Non-current borrowing	$ 921	$ 817
Total borrowings	$ 921	$ 817
Borrowings, interest rate	2.00%	2.00%
Borrowing maturity	2020	2020
Rio Tinto Finance (USA) Limited Bonds 4.125% 2021 [member]
Disclosure of detailed information about borrowings [Line Items]
Non-current borrowing	$ 428	$ 573
Total borrowings	$ 428	$ 573
Borrowings, interest rate	4.125%	4.125%
Borrowing maturity	2021	2021
Rio Tinto Finance (USA) Limited Bonds 3.750% 2021 [member]
Disclosure of detailed information about borrowings [Line Items]
Non-current borrowing	$ 347	$ 621
Total borrowings	$ 347	$ 621
Borrowings, interest rate	3.75%	3.75%
Borrowing maturity	2021	2021
Rio Tinto Finance (USA) plc Bonds 3.5% 2022 [member]
Disclosure of detailed information about borrowings [Line Items]
Non-current borrowing	$ 227	$ 459
Total borrowings	$ 227	$ 459
Borrowings, interest rate	3.50%	3.50%
Borrowing maturity	2022	2022
Rio Tinto Finance (USA) plc Bonds 2.875% 2022 [member]
Disclosure of detailed information about borrowings [Line Items]
Non-current borrowing	$ 377	$ 509
Total borrowings	$ 377	$ 509
Borrowings, interest rate	2.875%	2.875%
Borrowing maturity	2022	2022
Rio Tinto Finance plc Euro Bonds 2.875% due 2024 [member]
Disclosure of detailed information about borrowings [Line Items]
Non-current borrowing	$ 644	$ 577
Total borrowings	$ 644	$ 577
Borrowings, interest rate	2.875%	2.875%
Borrowing maturity	2024	2024
Rio Tinto Finance (USA) Limited Bonds 3.75% 2025 [member]
Disclosure of detailed information about borrowings [Line Items]
Non-current borrowing	$ 1,192	$ 1,195
Total borrowings	$ 1,192	$ 1,195
Borrowings, interest rate	3.75%	3.75%
Borrowing maturity	2025	2025
Rio Tinto Finance (USA) Limited Bonds 7.125% 2028 [member]
Disclosure of detailed information about borrowings [Line Items]
Non-current borrowing	$ 965	$ 980
Total borrowings	$ 965	$ 980
Borrowings, interest rate	7.125%	7.125%
Borrowing maturity	2028	2028
Alcan Inc. Debentures 7.25% due 2028 [member]
Disclosure of detailed information about borrowings [Line Items]
Non-current borrowing	$ 105	$ 105
Total borrowings	$ 105	$ 105
Borrowings, interest rate	7.25%	7.25%
Borrowing maturity	2028	2028
Rio Tinto Finance plc Sterling Bonds 4.0% due 2029 [member]
Disclosure of detailed information about borrowings [Line Items]
Non-current borrowing	$ 669	$ 609
Total borrowings	$ 669	$ 609
Borrowings, interest rate	4.00%	4.00%
Borrowing maturity	2029	2029
Alcan Inc. Debentures 7.25% due 2031 [member]
Disclosure of detailed information about borrowings [Line Items]
Non-current borrowing	$ 422	$ 425
Total borrowings	$ 422	$ 425
Borrowings, interest rate	7.25%	7.25%
Borrowing maturity	2031	2031
Alcan Inc. Global Notes 6.125% due 2033 [member]
Disclosure of detailed information about borrowings [Line Items]
Non-current borrowing	$ 740	$ 741
Total borrowings	$ 740	$ 741
Borrowings, interest rate	6.125%	6.125%
Borrowing maturity	2033	2033
Alcan Inc. Global Notes 5.75% due 2035 [member]
Disclosure of detailed information about borrowings [Line Items]
Non-current borrowing	$ 287	$ 287
Total borrowings	$ 287	$ 287
Borrowings, interest rate	5.75%	5.75%
Borrowing maturity	2035	2035
Rio Tinto Finance (USA) Limited Bonds 5.2% 2040 [member]
Disclosure of detailed information about borrowings [Line Items]
Non-current borrowing	$ 1,102	$ 1,103
Total borrowings	$ 1,102	$ 1,103
Borrowings, interest rate	5.20%	5.20%
Borrowing maturity	2040	2040
Rio Tinto Finance (USA) plc Bonds 4.75% 2042 [member]
Disclosure of detailed information about borrowings [Line Items]
Non-current borrowing	$ 467	$ 466
Total borrowings	$ 467	$ 466
Borrowings, interest rate	4.75%	4.75%
Borrowing maturity	2042	2042
Rio Tinto Finance (USA) plc Bonds 4.125% 2042 [member]
Disclosure of detailed information about borrowings [Line Items]
Non-current borrowing	$ 691	$ 690
Total borrowings	$ 691	$ 690
Borrowings, interest rate	4.125%	4.125%
Borrowing maturity	2042	2042
Oyu Tolgoi LLC Secured Loan due 2027 [member]
Disclosure of detailed information about borrowings [Line Items]
Non-current borrowing	$ 2,262	$ 2,259
Total borrowings	$ 2,262	$ 2,259
Borrowing maturity	2027	2027
Oyu Tolgoi LLC Secured Loan due 2028 [member]
Disclosure of detailed information about borrowings [Line Items]
Non-current borrowing	$ 255	$ 247
Total borrowings	$ 255	$ 247
Borrowing maturity	2028	2028
Oyu Tolgoi LLC Secured Loan due 2029 [member]
Disclosure of detailed information about borrowings [Line Items]
Non-current borrowing	$ 869	$ 866
Total borrowings	$ 869	$ 866
Borrowing maturity	2029	2029
Oyu Tolgoi LLC Secured Loan due 2030 [member]
Disclosure of detailed information about borrowings [Line Items]
Non-current borrowing	$ 761	$ 754
Total borrowings	$ 761	$ 754
Borrowing maturity	2030	2030
Loans from equity accounting units [member]
Disclosure of detailed information about borrowings [Line Items]
Current borrowings including overdrafts	$ 31	$ 49
Total borrowings	31	49
Other secured loans [member]
Disclosure of detailed information about borrowings [Line Items]
Non-current borrowing	451	530
Current borrowings including overdrafts	79	127
Total borrowings	530	657
Other unsecured loans [member]
Disclosure of detailed information about borrowings [Line Items]
Non-current borrowing	393	377
Current borrowings including overdrafts	435	508
Total borrowings	828	885
Finance leases [member]
Disclosure of detailed information about borrowings [Line Items]
Non-current borrowing	49	24
Current borrowings including overdrafts	4	21
Total borrowings	53	45
Bank overdrafts [member]
Disclosure of detailed information about borrowings [Line Items]
Current borrowings including overdrafts	3	12
Total borrowings	$ 3	$ 12